Exhibit 1

GS Mortgage Securities Corporation Trust 2016-RENT

Commercial Mortgage Pass-Through Certificates, Series 2016-RENT

Report To:

GS Mortgage Securities Corporation II

Goldman, Sachs & Co.

16 February 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

Re:	GS Mortgage Securities Corporation Trust 2016-RENT

Commercial Mortgage Pass-Through Certificates, Series 2016-RENT (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that secures the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the GS Mortgage Securities Corporation Trust 2016-RENT securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 February 2016

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in GS Mortgage Securities Corporation Trust 2016-RENT (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of one promissory note issued by 52 Delaware limited liability companies (each, a “Borrower,” and collectively the “Borrowers”), evidencing a five-year fixed-rate mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrowers’ fee simple interest in 61 multifamily properties located in San Francisco, California (each, a “Property,” and collectively, the “Properties”) and
d.	The Mortgage Loan has two related fixed-rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” and together, the “Mezzanine Loans”), which are not assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains certain information on the Mortgage Loan, Mezzanine Loans, Properties and Total Debt associated with the Mortgage Loan as of 6 March 2016 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains certain information on the Mortgage Loan, Mezzanine Loans, Properties and Total Debt associated with the Mortgage Loan as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Original Term To Maturity (Mos.) and
b.	Seasoning

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term To Maturity (Mos.)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	With respect to the Mortgage Loan and Mezzanine Loans, the loan agreement, mezzanine A loan agreement and mezzanine B loan agreement Source Documents (as applicable) indicate that the Mortgage Loan and Mezzanine Loans are each interest-only for their entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term to Maturity (Mos.)” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Mos.)”),
d.	Use the “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Cut-off Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”),
e.	Use the allocated original balance of each Property, as shown in the loan agreement Source Document, for the principal balance of each Property as of the Cut-off Date (the “Allocated Cut-off Date Loan Amount ($)”),
f.	Use the “Mezzanine Debt A Original Balance ($)” of the Mezzanine A Loan, as shown on the Final Data File, as the principal balance of the Mezzanine A Loan as of the Cut-off Date (the “Mezzanine Debt A Cut-off Date Balance ($)”) and
g.	Use the “Mezzanine Debt B Original Balance ($)” of the Mezzanine B Loan, as shown on the Final Data File, as the principal balance of the Mezzanine B Loan as of the Cut-off Date (the “Mezzanine Debt B Cut-off Date Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Interest-Only Period (Mos.) and
b.	Seasoning

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Interest-Only Period (Mos.)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Allocated Cut-off Date Loan Amount ($)” of each Property, as shown on the Final Data File, we recalculated the “% of Initial Pool Balance” for each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

10.	Using the:
a.	Original Balance ($),
b.	Mezzanine Debt A Original Balance ($),
c.	Mezzanine Debt B Original Balance ($),
d.	Mortgage Loan Rate (%),
e.	Mezzanine Debt A Interest Rate,
f.	Mezzanine Debt B Interest Rate,
g.	Interest Accrual Method and
h.	Amortization Type

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding four paragraphs of this Item 10., we recalculated the:

i.	Monthly Debt Service ($),
ii.	Annual Debt Service ($),
iii.	Mezzanine Debt Annual Payment A and
iv.	Mezzanine Debt Annual Payment B

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service ($)” of the Mortgage Loan as 1/12th of the product of:

i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service ($)” of the Mortgage Loan as the product of:

i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment A” of the Mezzanine A Loan as the product of:

i.	The “Mezzanine Debt A Original Balance ($),” as shown on the Final Data File,
ii.	The “Mezzanine Debt A Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment B” of the Mezzanine B Loan as the product of:

i.	The “Mezzanine Debt B Original Balance ($),” as shown on the Final Data File,
ii.	The “Mezzanine Debt B Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

Attachment A Page 5 of 8

11.	Using the:
a.	Annual Debt Service ($),
b.	Cut-off Date Balance ($),
c.	Balloon Balance ($),
d.	Underwritten In-Place Net Operating Income ($),
e.	Underwritten In-Place Net Cash Flow ($),
f.	2012 NCF,
g.	2013 NCF,
h.	2014 NCF,
i.	Most Recent NCF (if past 2014) ($),
j.	Year 5 Projected Net Operating Income ($),
k.	Year 5 Projected Net Cash Flow ($),
l.	Appraised Value ($) and
m.	Units

of the Mortgage Loan and Properties, as applicable, all as shown on the Final Data File, and the applicable information, assumptions and methodologies described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten In-Place NCF DSCR (x),
iii.	2012 NCF DSCR,
iv.	2013 NCF DSCR,
v.	2014 NCF DSCR,
vi.	Most Recent NCF DSCR,
vii.	Year 5 (Projected) NOI DSCR (x),
viii.	Year 5 (Projected) NCF DSCR (x),
ix.	Cut-off Date LTV Ratio (%),
x.	LTV Ratio at Maturity (%),
xi.	Debt Yield on Underwritten In-Place Net Operating Income (%),
xii.	Debt Yield on Underwritten In-Place Net Cash Flow (%),
xiii.	Debt Yield on Year 5 (Projected) Net Operating Income (%),
xiv.	Debt Yield on Year 5 (Projected) Net Cash Flow (%) and
xv.	Loan Per Unit ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 8

11. (continued)

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Underwritten NOI DSCR (x),” “Underwritten In-Place NCF DSCR (x),” “2012 NCF DSCR,” “2013 NCF DSCR,” “2014 NCF DSCR,” “Most Recent NCF DSCR,” “Year 5 (Projected) NOI DSCR (x)” and “Year 5 (Projected) NCF DSCR (x)” characteristics to two decimal places,
b.	Round the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity (%),” “Debt Yield on Underwritten In-Place Net Operating Income (%),” “Debt Yield on Underwritten In-Place Net Cash Flow (%),” “Debt Yield on Year 5 (Projected) Net Operating Income (%)” and “Debt Yield on Year 5 (Projected) Net Cash Flow (%)” characteristics to the nearest 1/10th of one percent and
c.	Use the $923,275,000 portfolio “Appraised Value ($)” of the Mortgage Loan, as shown on the Final Data File, to recalculate the “Cut-off Date LTV Ratio (%)” and “LTV Ratio at Maturity (%)” characteristics.

12.	Using the:
a.	Mezzanine Debt A Original Balance ($),
b.	Mezzanine Debt B Original Balance ($),
c.	Mezzanine Debt A Cut-off Date Balance ($),
d.	Mezzanine Debt B Cut-off Date Balance ($),
e.	Mezzanine Debt A Interest Rate,
f.	Mezzanine Debt B Interest Rate,
g.	Mezzanine Debt Annual Payment A and
h.	Mezzanine Debt Annual Payment B

of the Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Mezzanine Debt Original Balance,
ii.	Total Mezzanine Debt Cut-off Date Balance,
iii.	Total Mezzanine Debt Interest Rate and
iv.	Total Mezzanine Debt Annual Payment

of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

13.	Using the:
a.	Original Balance ($),
b.	Total Mezzanine Debt Original Balance,
c.	Cut-off Date Balance ($),
d.	Total Mezzanine Debt Cut-off Date Balance,
e.	Mortgage Loan Rate (%),
f.	Total Mezzanine Debt Interest Rate,
g.	Annual Debt Service ($) and
h.	Total Mezzanine Debt Annual Payment

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-off Date Balance,
iii.	Total Loan Interest Rate and
iv.	Total Loan Annual Payment

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Total Loan Annual Payment,
b.	Total Loan Cut-off Date Balance,
c.	Underwritten In-Place Net Cash Flow ($) and
d.	Appraised Value ($)

of the Total Debt associated to the Mortgage Loan and the Properties, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Loan DSCR and
ii.	Total Loan LTV

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor:

a.	To round the “Total Loan DSCR” characteristic to two decimal places and the “Total Loan LTV” characteristic to the nearest 1/10th of one percent and
b.	To use the $923,275,000 portfolio “Appraised Value ($)” of the Mortgage Loan as shown on the Final Data File, to recalculate the “Total Loan LTV” characteristic.

15.	Using the:
a.	Master Servicer (%) and
b.	Primary Servicer (%)

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

16.	Using the:
a.	Servicing Fee Rate,
b.	Certificate Administrator Fee and
c.	CREFC Royalty License Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate (%)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Mortgage Loan Rate (%) and
b.	Administrative Fee Rate (%)

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate (%)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Document Title	Document Date

Promissory Note	29 January 2016

Loan Agreement	29 January 2016

Settlement Statement	29 January 2016

Cash Management Agreement	29 January 2016

Non-Consolidation Opinion	29 January 2016

Guaranty Agreement	29 January 2016

Mezzanine A Loan Agreement	29 January 2016

Mezzanine B Loan Agreement	29 January 2016

Property Source Documents

Document Title	Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	3 February 2016

Engineering Reports	Various

Seismic Reports	Various

Phase I Environmental Reports	Various

Underwriter’s Summary Report	11 February 2016

Underwritten Rent Roll	22 January 2016

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policies	21 January 2016

Exhibit 1 to Attachment A

Property Source Documents (continued)

Document Title	Document Date

Property Insurance Certificate	14 January 2016

Insurance Review Document	14 January 2016

Management Agreements	14 June 2013

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Number of Properties	Appraisal Report
Unit Description	Underwritten Rent Roll
Units	Underwritten Rent Roll
Year Built	Engineering Report
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Property Manager	Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 2)	Appraisal Report and Portfolio Appraisal Report
Appraisal Date	Appraisal Report
As Stabilized Appraised Value ($) (see Note 3)	Appraisal Report and Portfolio Appraisal Report
As Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Student / Military / Other Concentration? If Yes, what % of Units?	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Seismic Report Date	Seismic Report
PML or SEL (%)	Seismic Report
Earthquake Insurance Required (see Note 4)	Seismic Report
Blanket Insurance Policy (Yes/No)	Property Insurance Certificate

Exhibit 2 to Attachment A

Major Tenant Information:

Characteristic	Source Document

Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 5)

Characteristic	Source Document

2012 NOI Date	Underwriter’s Summary Report
2012 EGI ($)	Underwriter’s Summary Report
2012 Expenses ($)	Underwriter’s Summary Report
2012 NOI ($)	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NOI Date	Underwriter’s Summary Report
2013 EGI ($)	Underwriter’s Summary Report
2013 Expenses ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NOI Date	Underwriter’s Summary Report
2014 EGI ($)	Underwriter’s Summary Report
2014 Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
Most Recent NOI Date (if past 2014)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2014) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2014) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2014) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Most Recent NCF (if past 2014) ($)	Underwriter’s Summary Report
Underwritten In-Place EGI ($)	Underwriter’s Summary Report
Underwritten In-Place Expenses ($)	Underwriter’s Summary Report
Underwritten In-Place Net Operating Income ($)	Underwriter’s Summary Report
Underwritten In-Place Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten In-Place TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten In-Place Net Cash Flow ($)	Underwriter’s Summary Report
Year 5 Projected EGI ($)	Underwriter’s Summary Report
Year 5 Projected Expenses ($)	Underwriter’s Summary Report
Year 5 Projected Net Operating Income ($)	Underwriter’s Summary Report
Year 5 Projected Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Year 5 Projected TI / LC ($)	Underwriter’s Summary Report
Year 5 (Projected) Other Reserve	Underwriter’s Summary Report
Year 5 Projected Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing RE Tax Reserve ($)	Settlement Statement
Ongoing Insurance Reserve ($)	Loan Agreement and Settlement Statement
Ongoing Replacement Reserve ($)	Loan Agreement and Settlement Statement
Replacement Reserve Caps ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement
Upfront RE Tax Reserve ($)	Settlement Statement
Upfront Insurance Reserve ($)	Settlement Statement
Upfront Replacement Reserve ($)	Loan Agreement and Settlement Statement
Upfront TI/LC Reserve ($)	Loan Agreement
Upfront Debt Service Reserve ($)	Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Loan Agreement and Settlement Statement
Upfront Environmental Reserve ($)	Loan Agreement
Upfront Other Reserve ($)	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note
Delaware Statutory Trust (Yes/No)?	Promissory Note
Originator	Promissory Note
Originator Entity Type	Promissory Note
Amortization Type (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Interest Accrual Method (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Maturity Date	Loan Agreement
Due Date	Loan Agreement
Grace Period-Late Fee	Loan Agreement
Grace Period-Default	Loan Agreement
Due On Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Origination Date	Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Terrorism Insurance Required	Loan Agreement
First Due Date (see Note 7)	Loan Agreement
Last IO Due Date	Loan Agreement
First P&I Due Date	Loan Agreement
Hyper Amortizing Loan	Loan Agreement
Hyper Am Loan Maturity Date	Loan Agreement
Lockbox (see Note 8)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 9)	Loan Agreement and Cash Management Agreement
Cash Management Triggers	Loan Agreement
DSCR at Trigger Level	Loan Agreement
Prepayment Provision	Loan Agreement
Lockout Period	Loan Agreement
Lockout Expiration Date	Loan Agreement
Prepayment / Defeasance Begin Date	Loan Agreement
Prepayment / Defeasance End Date (see Note 10)	Loan Agreement
Open Period Begin Date (see Note 11)	Loan Agreement
Open Period (Payments)	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Type	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Yield Maintenance Index	Loan Agreement
Yield Maintenance Discount	Loan Agreement
Yield Maintenance Margin	Loan Agreement
Yield Maintenance Calculation Method	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Loan Purpose	Settlement Statement
Tenant In Common (Yes/No)?	Loan Agreement
Condominium Present?	Loan Agreement
Ownership Interest	Pro Forma Title Policy
Overlapping Fee Interest?	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy
Future Debt Allowed?	Loan Agreement
Name of Mezzanine Lender A	Mezzanine A Loan Agreement
Mezzanine Debt Maturity Date A	Mezzanine A Loan Agreement
Name of Mezzanine Lender B	Mezzanine B Loan Agreement
Mezzanine Debt B Original Balance ($)	Mezzanine B Loan Agreement
Mezzanine Debt Maturity Date B	Mezzanine B Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, we were instructed by the Depositor to ignore differences that are standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value ($)” characteristic for the Mortgage Loan, the Depositor instructed us to use the $923,275,000 “Portfolio Valuation” on the portfolio appraisal report Source Document, which includes a 6.63% portfolio premium that is described on the portfolio appraisal report Source Document. For the purpose of comparing the “Appraised Value ($)” characteristic for each Property, the Depositor instructed us to use the individual “as is” appraised value for each Property, as shown on the applicable appraisal report Source Document for each Property (even though the sum of the individual appraised values of the Properties does not equal the $923,275,000 “Appraised Value ($)” that is shown on the Preliminary Data File for the Mortgage Loan).

Exhibit 2 to Attachment A

Notes: (continued)

3.	For the purpose of comparing the “As Stabilized Appraised Value ($)” characteristic for each Property, the Depositor instructed us to use “NAP” as the “As Stabilized Appraised Value ($)” for each Property that does not have an as stabilized appraisal value on the applicable appraisal report Source Document.

For the purpose of comparing the “As Stabilized Appraised Value ($)” characteristic for the Mortgage Loan, the Depositor instructed us to use the product of:

a.	The sum of:
i.	The “Appraised Value ($),” as shown on the Preliminary Data File, of each Property that has “NAP” for the “As Stabilized Appraised Value ($)” characteristic on the Preliminary Data File, and
ii.	The “As Stabilized Appraised Value ($),” as shown on the Preliminary Data File, for each Property that has a value greater than zero for the “As Stabilized Appraised Value ($)” characteristic on the Preliminary Data File,

and

b.	The 6.63% portfolio premium that is shown on the portfolio appraisal report Source Document.

4.	For each Property on the Preliminary Data File, the Depositor instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” characteristic on the Preliminary Data File is greater than or equal to 20%. If the “PML or SEL (%)” characteristic on the Preliminary Data File is less than 20%, the Depositor instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

5.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

6.	For the purpose of comparing the “Amortization Type” and “Interest Accrual Method” characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan that is shown in the in the loan agreement, mezzanine A loan agreement and mezzanine B loan agreement Source Documents, respectively.

7.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the sixth day of the calendar month in which the first full “Interest Accrual Period” (as defined on the applicable loan agreement Source Document) ends.

Exhibit 2 to Attachment A

Notes: (continued)

8.	For purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Soft” for the “Lockbox” characteristic if the loan agreement and cash management agreement Source Documents require credit card receivables, cash, checks or “over the counter” receipts at each Property to be deposited into the lockbox account by the Borrower or property manager.

9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if for any funds directed into a lockbox account, such funds are generally not made immediately available to the Borrower, but instead are forwarded to a cash management account controlled by the lender, and such funds are disbursed according to the mortgage loan documents, with any excess remitted to the Borrower (unless an event of default or one or more specific trigger events under the mortgage loan documents have occurred and are outstanding), generally on a daily basis.

10.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period.

11.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use first “Due Date” which occurs during the open period.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Master Servicer (%)
Primary Servicer (%)
Certificate Administrator Fee
CREFC Royalty License Fee
Ground Lease Y/N
Ground Lease Expiration Date
Annual Ground Lease Payment ($)
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions
Cross Collateralized (Y/N)
Crossed Group
Original Balance ($) (see Note 1)
Mortgage Loan Rate (%) (see Note 1)
Mezzanine Debt A Original Balance ($) (see Note 1)
Mezzanine Debt A Interest Rate (see Note 1)
Mezzanine Debt B Interest Rate (see Note 1)
Pari Passu Split (Y/N)
Pari Passu Control Piece in Trust?
Pari Passu Companion Loan Original Balance (Non-trust)
Pari Passu Companion Loan Cut-off Date Balance (Non-trust)
Pari Passu Companion Loan Balloon Balance (Non-trust)
Pari Passu Companion Loan Monthly Debt Service (Non-trust)
Pari Passu Companion Loan Annual Debt Service (Non-trust)
Pari Passu Description
B Note Original Amount
B Note Cut-Off Date Balance
B Note Balloon Balance
B Note Interest Rate
B Note Annual Payment
B Note Maturity Date
Whole Loan Original Balance
Whole Loan Cut-Off Date Balance
Whole Loan Balloon Balance
Whole Loan Interest Rate
Whole Loan Annual Payment
Whole Loan LTV
Whole Loan DSCR

Exhibit 3 to Attachment A

Characteristic

Other Subordinate Debt Balance
Other Subordinate Debt Type
Letter of Credit?
Letter of Credit Balance
Letter of Credit Description
Related Group
Single Tenant (Y/N)
Hotel Franchise Flag
Franchise Agreement Expiration
ADR ($)
RevPAR ($)
Prior Securitizations
Rent Steps Date
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Subsidized Housing Programs
Sponsor

Notes:

1.	With respect to the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, we were instructed to use the information provided by the Depositor that is shown in the table below for the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Mezzanine Debt A Original Balance ($),
d.	Mezzanine Debt A Interest Rate and
e.	Mezzanine Debt B Interest Rate

characteristics.

Related to	Characteristic	Provided Value

Mortgage Loan	Original Balance ($)	$480,000,000
Mortgage Loan	Mortgage Loan Rate (%)	4.07546875%
Mezzanine A Loan	Mezzanine Debt A Original Balance ($)	$107,000,000
Mezzanine A Loan	Mezzanine Debt A Interest Rate	6.75%
Mezzanine B Loan	Mezzanine Debt B Interest Rate	9.00%

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics, including the information provided by the Depositor that is described in Note 1 above.